UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2012

(Unaudited)

	Shares	Value
Europe Large Cap Stocks - 3.3%
ArcelorMittal ADR	10,000	$147,700
Banco Santander SA	13,000	96,980
Muenchener Rueckversicherungs-Gesellschaft AG	7,500	120,750
Royal Dutch Shell PLC	1,800	123,264
Telefonica S.A.	11,000	144,540
Total SA ADR	4,000	201,600

		834,834

Europe Small Cap Stocks - 0.4%
Navios Maritime Partners LP	7,000	108,850

Global Large Cap Stocks - 4.0%
Cenovus Energy, Inc.	6,800	240,108
Sanofi-Aventis ADR	5,000	219,250
Toronto Dominion Bank	3,500	284,690
TransCanada Corp.	6,000	271,380

		1,015,428

Global Mid Cap Stocks - 0.6%
TransAlta Corp.	10,200	162,996

International Large Cap Stocks - 4.7%
BCE, Inc.	7,000	305,620
Eni S.p.A. ADR	6,500	298,285
Sasol Ltd. ADR	5,000	212,050
SeaDrill Ltd.	9,000	363,060

		1,179,015

International Market Indexes - 2.1%
iShares Dow Jones EPAC Select Dividend Index Fund	7,000	227,010
iShares MSCI Australia Index Fund	12,000	294,960

		521,970

International Mid Cap Stocks - 1.3%
PartnerRe Ltd.	4,000	324,000

Japan Large Cap Stocks - 1.3%
Nippon Telegraph & Telephone Corp.	6,500	148,330
NTT DOCOMO, Inc.	12,000	172,800

		321,130

Latin America Large Cap Stocks - 2.4%
Companhia Siderurgica Nacional SA ADR	23,000	125,120
Ecopetrol SA ADR	4,500	266,445
Empresa Nacional de Electricidad SA ADR	4,300	205,841

		597,406

Pacific/Asia Large Cap Stocks - 2.3%
China Petroleum & Chemical Corporation	2,200	231,462
Chungwa Telecom Co., Ltd.	4,000	124,320
PetroChina Company Limited	800	108,608
Westpac Banking Corporation	1,000	132,040

		596,430

Pacific/Asia Market Indexes - 3.3%
iShares Asia/Pacific Dividend 30 Index Fund	4,300	233,447
iShares MSCI Pacific ex-Japan Index Fund	6,500	297,050
iShares MSCI Singapore Index Fund	23,000	305,900

		836,397

Scandinavia Large Cap Stocks - 0.9%
Statoil ASA ADR	9,000	220,950

United Kingdom Large Cap Stocks - 7.6%
Astrazeneca PLC ADR	4,000	185,600
Aviva plc ADR	26,000	280,280
BP plc	7,000	300,230
BT Group plc	4,000	137,520
Diageo Plc ADR	3,000	342,720
Ensco PLC	5,000	289,100

National Grid PLC ADR	4,500	256,545
Tesco plc	7,300	113,515

		1,905,510

U.S. Large Cap Stocks - 31.5%
Altria Group, Inc.	8,500	270,300
A T & T, Inc.	7,600	262,884
Baxter International, Inc.	4,000	250,520
Blackrock, Inc.	750	142,260
Bristol-Myers Squibb Company	8,500	282,625
Caterpillar, Inc.	3,000	254,430
CenturyLink, Inc.	4,000	153,520
Chevron Corp.	2,300	253,483
Coca Cola Co.	8,000	297,440
ConAgra Foods, Inc.	9,300	258,912
Dow Chemical Company	9,000	263,700
DTE Energy Co.	5,000	310,500
Duke Energy Corporation	2,100	137,949
Eli Lilly & Co.	6,000	291,780
Freeport-McMoRan Copper & Gold, Inc.	5,100	198,288
General Dynamics Corporation	2,800	190,624
General Mills, Inc.	8,000	320,640
H.J. Heinz Company	2,200	126,522
JPMorgan Chase & Co.	7,000	291,760
Kellogg Corporation	3,000	156,960
Kimberly-Clark Corporation	3,500	292,075
Lockheed Martin Corporation	3,100	290,377
M & T Bank Corp.	2,500	260,250
McDonald’s Corp.	3,000	260,400
Merck & Co., Inc.	7,000	319,410
Norfolk Southern Corp.	4,000	245,400
Omnicom Group, Inc.	4,500	215,595
Paychex, Inc.	8,000	259,440
Procter & Gamble Co.	3,000	207,720
Reynolds American, Inc.	6,500	270,660
Southern Company	2,700	126,468
Sysco Corporation	9,500	295,165
Verizon Communications, Inc.	2,000	89,280
Vodafone Group Plc	3,500	95,270

		7,942,607

U.S. Micro Cap Stocks - 6.9%
Calamos Asset Management, Inc.	12,000	129,600
Ennis, Inc.	17,000	260,100
Flushing Financial Corporation	19,000	295,450
Full Circle Capital Corporation	26,000	213,200
Medallion Financial Corp.	13,000	162,630
OceanFirst Financial Corp.	20,000	278,800
SeaCube Container Leasing Ltd.	10,000	185,200
State Auto Financial Corp.	13,000	209,820

		1,734,800

U.S. Mid Cap Stocks - 12.2%
AGL Resources, Inc.	5,500	224,565
Ares Capital Corp.	17,000	296,820
Broadridge Financial Solutions, Inc.	15,000	344,250
Cleco Corporation	7,000	302,050
Erie Indemnity Co.	3,500	217,770
Maxim Integrated Products, Inc.	7,500	206,438
Omega Healthcare Investors, Inc.	10,000	229,400
Pinnacle West Capital Corp.	5,500	291,335
Rayonier, Inc.	6,000	294,060
SCANA Corp.	6,000	294,480
Sonoco Products Co.	6,600	205,458
Valley National Bancorp.	17,860	173,956

		3,080,582

U.S. REIT’s - 3.7%
Colony Financial, Inc.	9,000	180,090
Government Properties Income Trust	8,400	186,396
Home Properties, Inc.	4,000	243,160
Spirit Realty Capital, Inc.	20,000	326,800

		936,446

U.S. Small Cap Stocks - 9.7%
Capstead Mortgage Corp.	7,000	86,240
HNI Corporation	8,000	220,160
Horace Mann Educators Corporation	16,000	307,360
Knoll, Inc.	13,000	187,070
Laclede Group, Inc.	6,500	270,660
National Health Investors, Inc.	5,000	267,050
Northwest Bancshares, Inc.	20,000	238,000
PennyMac Mortgage Investment Trust	4,800	122,112
Speedway Motorsports, Inc.	21,000	342,300
Suburban Propane Partners, L.P.	4,700	202,100
Vanguard Natural Resources, LLC	6,700	199,124

		2,442,176

TOTAL INVESTMENTS - 98.2% (cost $21,503,393)		24,761,527
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		455,314

Net Assets - 100.0%		$25,216,841

Cost for federal income tax purposes $21,503,393.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$3,731,131
Excess of tax cost over value	472,997

Net Appreciation	$3,258,134

API GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2012

(Unaudited)

	Shares	Value
Emerging Markets Growth - 1.8%
iShares MSCI Emerging Markets Growth Index Fund	5,000	$263,500
iShares MSCI Emerging Markets Index Fund	6,000	246,660
iShares MSCI Turkey Investable Market Index Fund	2,500	151,425

		661,585

Emerging Markets Value - 0.9%
Guggenheim BRIC ETF	9,300	325,872

Europe Large Cap Stocks - 5.1%
ASML Holding N.V.	3,200	175,904
L’Oreal SA	7,000	178,570
LVMH Moet Hennessey Louis Vuitton SA	6,200	200,570
Nestle SA ADR	2,900	183,686
Roche Holding, Ltd. ADR	6,000	288,120
Siemens AG ADR	1,800	181,638
Syngenta AG ADS	3,000	233,880
Tenaris SA ADR	4,000	150,480
Vanguard MSCI European ETF	6,000	276,360

		1,869,208

Europe Mid Cap Stocks - 0.4%
Core Laboratories N.V.	1,500	155,490

Global Large Cap Stocks - 3.0%
Accenture PLC	3,600	242,676
Cenovus Energy, Inc.	5,500	194,205
Lululemon Athletica, Inc.*	2,000	138,020
SAP AG ADS	4,000	291,600
Tim Hortons, Inc.	5,000	248,400

		1,114,901

Global Market Indexes - 0.7%
Vanguard Total World Stock Index Fund	5,500	262,515

Global Mid Cap Stocks - 1.0%
Allied World Assurance Company Holdings Ltd.	2,000	160,600
Signet Jewelers Ltd.	3,900	201,864

		362,464

Global Small Cap Stocks - 0.4%
Aircastle Ltd.	14,000	155,820

International Large Cap Stocks - 3.3%
Agrium, Inc.	3,000	316,620
Brookfield Asset Management, Inc.	6,000	206,640
Elan Corporation plc ADR*	13,000	140,400
Infosys Technologies Ltd.	3,500	151,970
Potash Corporation of Saskatchewan, Inc.	4,500	181,665
Valeant Pharmaceuticals International, Inc.*	3,600	201,348

		1,198,643

International Market Indexes - 1.5%
iShares MSCI EAFE Growth Index	5,000	283,250
iShares MSCI EAFE Small Cap Index	7,000	273,000

		556,250

International Mid Cap Stocks - 1.1%
Lazard Ltd.	6,500	191,490
SINA Corporation*	3,500	191,205

		382,695

International Small Cap Stocks - 1.5%
Accelrys, Inc.*	21,000	187,950
Mercer International, Inc.*	30,500	213,195
Schweitzer-Mauduit International, Inc.	4,000	140,120

		541,265

Japan Large Cap Stocks - 0.4%
FANUC CORPORATION	6,100	161,650

Latin America Large Cap Stocks - 4.9%

America Movil S.A.B. de C.V. ADR	11,000	278,190
BanColombia SA ADR	3,100	198,462
Banco Santander - Chile ADR	6,493	176,545
Brsil Foods SA	11,100	203,352
Enersis SA ADR	12,000	203,280
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	289,952
Grupo Televisa SA ADR	9,500	214,700
Sociedad Quimica Minera de Chile ADR	4,000	231,400

		1,795,881

Latin America Market Indexes - 0.6%
iShares S&P Latin America 40 Index	5,500	232,430

Latin America Mid Cap Stocks - 0.7%
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	265,145

Pacific/Asia Large Cap Stocks - 2.5%
BHP Billiton Ltd. ADR	2,800	198,072
CNOOC, Ltd. ADR	1,200	246,660
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	222,600
Vanguard MSCI Pacific ETF	5,000	252,600

		919,932

Pacific/Asia Market Indexes - 1.3%
iShares MSCI Indonesia Investable Market Index Fund	5,000	152,400
iShares MSCI Malaysia Index Fund	10,200	152,796
iShares MSCI Thailand Investable Market Index Fund	2,000	149,200

		454,396

Pacific/Asia Mid Cap Stocks - 0.4%
New Oriental Education & Technology Group, Inc.	9,000	151,740

Scandinavia Large Cap Stocks - 0.4%
Novo Nordisk A/S ADR	1,000	160,290

Scandinavia Mid Cap Stocks - 0.6%
Autoliv, Inc.	3,500	201,600

United Kingdom Large Cap Stocks - 1.3%
ACE Limited	2,500	196,625
GlaxoSmithKline PLC ADR	6,000	269,400

		466,025

U.S. Large Cap Stocks - 18.7%
Allergan, Inc.	2,000	179,840
Amazon.com, Inc.	700	162,974
Apple, Inc.	300	178,530
Beam, Inc.	3,000	166,680
Broadcom Corp.	5,500	173,443
CA, Inc.	6,500	146,380
CF Industries Holdings, Inc.	1,200	246,228
Coach, Inc.	3,300	184,965
eBay, Inc.*	3,500	169,015
Express Scripts Holding Company*	2,500	153,850
Fluor Corporation	2,900	161,965
FMC Technologies, Inc.*	6,000	245,400
Franklin Resources, Inc.	1,600	204,480
Google, Inc.*	250	169,943
Intel Corporation	8,400	181,650
Intuitive Surgical, Inc.*	400	216,888
Kohl’s Corp.	4,000	213,120
Laboratory Corporation of America Holdings, Inc.*	2,500	211,825
Liberty Interactive Corporation*	8,000	160,000
Liberty Media Corporation*	1,600	178,672
Liberty Ventures Series A*	4,000	227,640
Lowe’s Companies, Inc.	6,000	194,280
Macy’s, Inc.	4,500	171,315
Monster Beverage Corporation*	3,000	134,010
NetApp, Inc.*	6,000	161,400
Oracle Corp.	7,700	239,085
PPG Industries, Inc.	1,800	210,744
Precision Castparts Corp.	1,500	259,605
Praxair, Inc.	2,500	265,525
QUALCOMM, Inc.	3,500	205,013
Ross Stores, Inc.	2,500	152,375
Salesforce.com Inc.*	1,500	218,970

St. Jude Medical, Inc.	4,000	153,040
Ventas, Inc.	3,500	221,445
Verisk Analytics, Inc.*	6,000	306,000

		6,826,295

U.S. Micro Cap Stocks - 8.3%
Actuate Corp.*	30,000	159,900
City Holding Company	4,500	158,040
EnerNOC, Inc.*	23,000	283,360
Envestnet, Inc.*	19,000	265,620
Epoch Holding Corp.	8,000	175,360
Multimedia Games Holding Company*	11,000	174,900
Newport Corp.*	17,000	183,940
PDF Solutions, Inc.*	16,500	218,460
Rudolph Technologies, Inc.*	22,000	209,220
Tredegar Corporation*	11,000	186,670
TriMas Corporation*	5,700	142,956
UFP Technologies, Inc.*	10,000	166,000
U.S. Ecology, Inc.	13,000	308,490
U.S. Physical Therapy, Inc.	6,000	160,200
Virtus Investment Partners, Inc.*	2,500	240,000

		3,033,116

U.S. Mid Cap Stocks - 22.0%
Amdocs Ltd.*	7,000	231,490
Ansys, Inc.*	4,500	318,960
AptarGroup, Inc.	3,600	184,608
BE Aerospace, Inc.*	4,500	202,905
Bio-Rad Laboratories, Inc.*	2,500	253,375
Cabela’s, Inc.*	3,900	174,757
Chicago Bridge & Iron Company N.V.	4,200	157,710
Copart, Inc.*	7,000	201,530
Donaldson Company, Inc.	4,500	145,215
F5 Networks, Inc.*	1,500	123,720
Factset Research Systems, Inc.	2,000	181,100
Flowserve Corp.	1,200	162,588
FMC Corp.	3,000	160,560
Genesee & Wyoming, Inc.*	4,500	326,115
Harris Corp.	3,600	164,808
Hertz Global Holdings, Inc.*	13,500	179,145
Hexcel Corp.*	8,000	204,480
IDEX Corporation	4,500	191,385
Landstar Systems, Inc.	4,300	217,795
Markel Corp.*	400	188,776
Mednax Services, Inc.*	3,000	206,940
Micros Systems, Inc.*	4,000	181,560
Netflix, Inc.*	3,000	237,270
NewMarket Corp.	800	217,048
Nu Skin Enterprises, Inc.	3,000	141,990
Panera Bread Co.*	1,700	286,688
Parametric Technology Corporation	8,000	161,440
Rackspace Hosting, Inc.*	3,900	248,391
Regal Beloit Corp.	4,500	293,310
Rockwood Holdings, Inc.	5,000	229,500
Steel Dynamics, Inc.	11,800	149,270
Teledyne Technologies, Inc.*	3,000	192,090
Toro Co.	4,500	189,990
Tractor Supply Company	2,000	192,480
Triumph Group, Inc.	3,000	196,260
Towers Watson & Co.	3,700	198,727
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,400	221,328
Wabtec Corp.	2,500	204,750
Waste Connnections, Inc.	6,000	196,980
Western Digital Corporation*	4,500	154,035

		8,071,069

U.S. Small Cap Stocks - 16.4%
Aaron’s, Inc.	8,000	246,640
ADTRAN, Inc.	13,500	228,015
Biglari Holdings, Inc.*	400	141,444
Buckeye Technologies, Inc.	7,000	183,400

Centene Corporation*	4,100	155,718
Coinstar, Inc.*	4,000	187,760
Constant Contact, Inc.*	12,000	148,080
CoreLogic, Inc.*	11,000	261,800
Darling International, Inc.*	9,100	150,423
Emulex Corporation*	23,000	160,080
Financial Engines, Inc.*	6,200	148,862
Flowers Foods, Inc.	7,200	141,768
GreatBatch, Inc.*	11,000	241,780
H.B. Fuller Company	5,200	158,080
Iconix Brand Group, Inc.*	8,600	159,186
ICU Medical, Inc.*	4,500	266,985
Interval Leisure Group, Inc.	8,000	152,480
Littlefuse, Inc.	5,000	268,000
Live Nation Entertainment, Inc.*	17,300	158,295
Middleby Corporation*	1,500	187,425
Mobile Mini, Inc.*	9,800	170,716
Parexel International Corp.*	6,500	199,485
PriceSmart, Inc.	2,500	207,475
Quality Systems, Inc.	11,500	200,675
Regis Corporation	8,500	141,610
Sauer-Danfoss, Inc.	5,000	200,300
Simpson Manufacturing Co., Inc.	7,100	216,266
Thor Industries, Inc.	5,000	190,150
Team, Inc.*	5,800	190,124
VCA Antech, Inc.*	9,000	176,220
Western Refining, Inc.	7,000	174,090
Zebra Technologies Corporation*	5,100	183,243

		5,996,575

TOTAL INVESTMENTS - 99.2% (cost $28,534,639)		36,322,852
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		295,188

Net Assets - 100.0%		$36,618,040

Cost for federal income tax purposes $28,534,639.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$8,492,272
Excess of tax cost over value	704,059

Net Appreciation	$7,788,213

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2012

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt - 4.6%
iShares Emerging Markets High Yield Bond Fund	59,000	$3,196,620
iShares JPMorgan USD Emerging Markets Bond Fund	19,000	2,310,590
Market Vectors Emerging Markets High Yield Bond Fund	110,000	2,902,680
PowerShares Emerging Markets Sovereign Debt Portfolio	202,000	6,284,220
WisdomTree Emerging Markets Corporate Bond Fund	28,000	2,244,200

		16,938,310

Global Corporate Bonds - 4.0%
Helios Multi-Sector High Income Fund, Inc.	73,300	455,926
iShares Global ex USD High Yield Corporate Bond Fund	47,000	2,454,810
Managed High Yield Plus Fund, Inc.	498,000	1,085,640
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	26,000	909,480
SPDR Barclays Capital Short Term High Yield Bond ETF	270,000	8,229,600
Wells Fargo Advantage Multi-Sector Income Fund	40,000	661,600
Western Asset Managed High Income Fund, Inc.	144,300	913,419

		14,710,475

International Debt - 1.1%
Aberdeen Asia-Pacific Income Fund, Inc.	43,000	339,700
Market Vectors International High Yield Bond ETF	136,500	3,587,220

		3,926,920

International Government Bonds - 0.2%
Market Vectors Emerging Markets Local Currency Bond ETF	30,000	802,500

Structured Notes - 2.0%
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$1,000,000	995,750
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 9/28/2018	$2,764,000	2,777,405
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$3,500,000	3,472,875

		7,246,030

U.S. Corporate Bonds - 32.4%
Affiliated Managers Group, Inc. 6.375% Preferred	25,000	640,750
A G Mortgage Investment Trust, Inc. 8.25% Preferred Series A	40,000	1,019,600
A G Mortgage Investment Trust, Inc. Preferred Series B	30,000	755,700
American Income Fund, Inc.	100,300	862,580
Annaly Capital Management, Inc. 7.5% Preferred Series D	50,000	1,272,500
Apollo Investment Corp. 6.625% Preferred	30,000	730,500
Ares Capital Corporation Preferred	20,000	499,400
Bank of America Corp., 0.0%, due 4/8/2030	$600,000	597,000
BlackRock Corporate High Yield Fund III, Inc.	108,000	849,960
BlackRock Corporate High Yield Fund VI, Inc.	91,500	1,172,115
BlackRock Credit Allocation Income Trust III	57,000	699,960
Credit Suisse Asset Management Income Fund, Inc.	135,000	542,700
Credit Suisse High Yield Bond Fund, Inc.	279,000	881,640
CYS Investments, Inc. Preferred Series A	40,000	1,011,200
Discover Financial Services 6.5% Preferred Series B	30,000	763,500
Dreyfus High Yield Strategies Fund	243,000	1,044,900
First Trust Strategic High Income Fund II	90,900	1,608,021
Guggenhein BulletShares 2014 High Yield Corporate Bond ETF	29,500	780,865
Guggenhein BulletShares 2015 High Yield Corporate Bond ETF	58,500	1,553,760
Guggenhein BulletShares 2016 High Yield Corporate Bond ETF	110,000	2,866,600
Guggenhein BulletShares 2017 High Yield Corporate Bond ETF	38,000	995,984
Guggenhein BulletShares 2018 High Yield Corporate Bond ETF	151,500	3,935,970
Hatteras Financial Corp. 7.625% Preferred Series A	50,000	1,268,000
Hercules Technology Growth Capital, Inc. 7% Preferred	40,000	1,008,000
iShares iBoxx $ High Yield Corporate Bond	239,000	22,138,570
iShares iBoxx $ Investment Grade Corporate Bond	8,500	1,045,670
JPMorgan Chase & Co. 5.5% Preferred	30,000	753,000
NorthStar Realty Finance Corp. 8.875% Preferred Series C	30,000	745,500
Peritus High Yield ETF	247,000	12,320,360
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	96,300	9,846,675
PIMCO Total Return ETF	16,000	1,751,040
PowerShares Financial Preferred	155,000	2,865,950
PowerShares High Yield Corporate Bond	580,000	11,118,600

Regency Centers Corp. 6% Series 7 Preferred	30,000	771,000
Regions Financial Corp. 6.375% Preferred Series A	30,000	745,500
Resource Capital Corporation 8.25% Preferred	30,000	750,300
SPDR Barclays Capital High Yield Bond ETF	610,000	24,601,300
State Street Corp. 5.25% Preferred Series C	30,000	774,900
Texas Capital Bancshares, Inc. 6.5% Preferred	40,000	1,035,600
Urstatd Biddle Properties, Inc. Preferred	30,000	774,000

		119,399,170

U.S. Government Bonds & Notes - 0.7%
America First Tax Exempt Investors, L.P.	431,000	2,616,170

U.S. Large Cap Stocks - 0.1%
BlackRock Enhanced Capital and Income Fund, Inc.	38,000	493,620

U.S. Micro Cap Stocks - 15.5%
Arlington Asset Investment Corp.	248,500	5,529,125
Ellington Financial LLC	230,000	5,142,800
Fidus Investment Corp.	229,500	3,855,600
Full Circle Capital Corp.	215,500	1,767,100
Golub Capital BDC, Inc.	157,000	2,453,910
Home Loan Servicing Solutions, Ltd.	110,000	2,134,000
Horizon Technology Finance Corporation	276,000	4,501,560
Kohlberg Capital Corporation	453,000	4,108,710
MCG Capital Corp	367,000	1,710,220
Medley Capital Corp.	344,500	4,960,800
New Mountain Finance Corporation	213,000	3,192,870
NGP Capital Resources Company	269,600	1,976,168
PennantPark Floating Rate Capital Ltd.	114,000	1,492,260
PennantPark Investment Corp.	323,500	3,558,500
Student Transportation, Inc.	293,000	1,889,850
TCP Capital Corp.	185,000	2,836,050
THL Credit, Inc.	248,500	3,546,095
TICC Capital Corp.	240,000	2,491,200

		57,146,818

U.S. Mid Cap Stocks - 1.8%
Ares Capital Corporation	376,000	6,564,960

U.S. Municipal Bonds - 4.1%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	204,640
Market Vectors High-Yield Muni ETF	132,000	4,370,520
PowerShares Build America Bond Portfolio	355,000	10,706,800

		15,281,960

U.S. REIT’s - 24.6%
A G Mortgage Investment Trust, Inc.	147,000	3,520,650
American Capital Agency Corp.	132,000	4,358,640
Annaly Capital Management, Inc.	513,000	8,279,820
American Capital Mortgage Investment Corporation	54,000	1,346,220
Anworth Mortgage Asset Corp.	476,000	2,922,640
ARMOUR Residential REIT, Inc.	971,000	6,991,200
Apollo Commercial Real Estate Finance, Inc.	91,000	1,538,810
Apollo Residential Mortgage, Inc.	25,000	554,250
Crexus Investment Corp.	315,000	3,543,750
CYS Investments, Inc.	487,000	6,535,540
Dynex Capital, Inc.	272,000	2,698,240
Hatteras Financial Corp.	146,000	3,981,420
Invesco Mortgage Capital, Inc.	234,000	5,014,620
Javelin Mortgage Investment Corp.	250,000	4,850,000
MFA Financial, Inc.	403,000	3,292,510
Newcastle Investment Corporation	125,000	1,081,250
New York Mortgage Trust, Inc.	637,000	4,363,450
NorthStar Realty Finance Corp.	624,000	4,099,680
One Liberty Properties, Inc.	91,377	1,726,112
Resource Capital Corp.	697,000	4,084,420
Spirit Realty Capital, Inc.	275,000	4,493,500
Starwood Property Trust, Inc.	76,000	1,741,920
Two Harbors Investment Corp.	248,000	2,958,640
Western Asset Mortgage Capital Corp.	303,000	6,499,350

		90,476,632

U.S. Small Cap Stocks - 8.1%
Apollo Investment Corporation	384,800	3,059,160
BlackRock Kelso Capital Corporation	210,000	2,102,100

Compass Diversified Holdings	430,500	6,199,200
Fifth Street Finance Corp.	348,000	3,796,680
KKR Financial Holdings LLC	216,000	2,205,360
Solar Capital Ltd.	320,000	7,296,000
Solar Senior Capital Ltd.	76,100	1,336,316
Triangle Capital Corporation	154,000	4,008,620

		30,003,436

TOTAL INVESTMENTS - 99.2% (cost $349,912,808)		365,607,001
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		2,841,076

Net Assets - 100.0%		$368,448,077

Cost for federal income tax purposes $349,912,808.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$19,033,528
Excess of tax cost over value	3,339,335

Net Appreciation	$15,694,193

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2012

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt - 25.6%
iShares JP Morgan Emerging Markets Bond Fund	7,500	$912,075
Market Vectors Emerging Markets Local Currency Bond ETF	55,000	1,471,250
PowerShares Emerging Markets Sovereign Debt Portfolio	93,000	2,893,230

		5,276,555

European Corporate Bonds - 0.5%
Jefferies Group, Inc., 3.875%, due 11/9/2015	$100,000	102,000

Global Corporate Bonds - 19.8%
iShares Barclays Credit Bond Fund	7,500	860,925
PIMCO Investment Grade Corporate Bond Index ETF	8,000	875,600
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	15,000	524,700
Vanguard Intermediate-Term Corporate Bond ETF	20,500	1,819,888

		4,081,113

International Debt - 8.9%
Aberdeen Asia-Pacific Income Fund, Inc.	143,000	1,129,700
Market Vectors International High Yield Bond ETF	27,000	709,560

		1,839,260

Structured Notes - 1.9%
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$200,000	199,150
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$200,000	198,450

		397,600

U.S. Corporate Bonds - 35.5%
Alcoa, Inc., 6.75%, due 7/15/2018	$100,000	115,580
Avon Products, Inc., 5.75%, due 3/1/2018	$100,000	108,109
Bank of America Corp., 5.42%, due 3/15/2017	$100,000	108,626
Best Buy Co., Inc., 3.75%, due 3/15/2016	$100,000	94,680
BlackRock Credit Allocation Income Trust, Inc.	40,000	428,000
Computer Sciences Corporation, 6.50%, due 3/15/2018	$100,000	115,389
Goldman Sachs Group, Inc., 5.95%, due 1/18/2018	$100,000	116,570
iShares iBoxx $ High Yield Corporate Bond Fund	9,000	833,670
iShares iBoxx $ Investment Grade Corporate Bond Fund	38,000	4,674,760
Morgan Stanley, 4.75%, due 4/1/2014	$100,000	103,777
Prologis, Inc., 6.625%, due 5/15/2018	$100,000	119,518
Prospect Capital Corporation, 5.85%, due 9/15/2019	$100,000	100,100
Western Asset Global Corporate Defined Opportunity Fund, Inc.	20,000	405,000

		7,323,779

U.S. Government Bonds & Notes - 4.9%
SPDR Barclays Capital Aggregate Bond ETF	17,000	1,005,720

U.S. Municipal Bonds - 2.2%
SPDR Nuveen Barclays Build America Bond ETF	7,500	456,825

TOTAL INVESTMENTS - 99.3% (cost $19,134,272)		20,482,852
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		149,619

Net Assets - 100.0%		$20,632,471

Cost for federal income tax purposes $19,134,272.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,355,945
Excess of tax cost over value	7,365

Net Appreciation	$1,348,580

API VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2012

(Unaudited)

	Shares	Value
Emerging Markets Value - 4.1%
Guggenheim BRIC ETF	5,900	$206,736
iShares MSCI Emerging Markets Value Index Fund	4,500	216,810
iShares MSCI Russia Capped Index Fund	6,700	144,653
iShares S&P India Nifty 50 Index Fund	6,400	152,704
Vanguard MSCI Emerging Markets ETF	3,500	145,215

		866,118

Europe Large Cap Stocks - 2.2%
BASF SE	1,600	132,176
France Telecom SA	8,000	89,760
Koninklijke Philips Electronics N.V.	5,500	137,940
Novartis AG	1,700	102,782

		462,658

Europe Mid Cap Stocks - 0.4%
NXP Semiconductors NV*	3,900	94,614

Global Large Cap Stocks - 3.6%
AEGON N.V.	20,000	111,600
Bunge Ltd.	2,300	163,369
Credit Suisse Group AG	6,300	147,042
Invesco Holding Co. Ltd.	4,500	109,440
Schlumberger Ltd.	1,500	104,295
Teva Pharmaceutical Industries Ltd.	3,000	121,260

		757,006

Global Mid Cap Stocks - 2.5%
Energy XXI (Bermuda) Ltd.	3,000	99,300
Everest Re Group Ltd.	1,000	111,050
Jazz Pharmaceuticals Plc	2,100	112,833
Noble Corporation	3,000	113,220
White Mountains Insurance Group Ltd.	190	97,413

		533,816

Global Small Cap Stocks - 1.8%
Altisource Portfolio Solutions S.A.*	1,300	147,550
Montpelier Re Holdings Ltd.	4,700	107,489
UTi Worldwide, Inc.	9,500	131,955

		386,994

International Market Indexes - 2.1%
iShares MSCI EAFE Value Index Fund	4,800	221,280
Vanguard FTSE All-World Ex-U.S. Index Fund	5,100	220,779

		442,059

International Mid Cap Stocks - 1.0%
DE Master Blenders 1753 NV	9,200	111,320
McDermott International, Inc.*	9,000	96,390

		207,710

International Small Cap Stocks - 0.5%
Ritchie Bros. Auctioneers, Inc.	5,000	112,450

Japan Market Indexes - 0.6%
iShares S&P/TOPIX 150 Index	3,500	135,485

Latin America Large Cap Stocks - 0.6%
Companhia de Bebidas das Americas	3,100	126,449

Latin America Mid Cap Stocks - 0.6%
iShares MSCI Brazil Index Fund	2,500	133,300

Latin America Small Cap Stocks - 0.8%
Banco Latinoamericano de Comercio Exterior SA	7,500	168,750

Pacific/Asia Large Cap Stocks - 2.9%
Baidu, Inc.*	950	101,289
China Mobile Limited	2,100	116,319
ICICI Bank Limited	2,600	102,050
KB Financial Group, Inc.	3,000	102,150
Mitsubishi UFJ Financial Group, Inc.	22,000	98,780

POSCO ADR	1,150	90,137

		610,725

Pacific/Asia Market Indexes - 0.5%
iShares MSCI South Korea Index Fund	850	48,943
iShares MSCI Taiwan Index Fund	3,800	47,880

		96,823

Pacific/Asia Mid Cap Stocks - 1.2%
NetEase, Inc.	2,200	118,800
Sims Metal Management, Inc.	14,300	139,711

		258,511

United Kingdom Large Cap Stocks - 1.5%
Delphi Automotive PLC*	3,600	113,184
KeyCorp	12,000	101,040
Unilever PLC	2,800	104,412

		318,636

United Kingdom Small Cap Stocks - 0.6%
WNS Holdings Ltd.*	13,000	136,500

U.S. Large Cap Stocks - 28.0%
Abbott Laboratories	3,000	196,560
Alcoa, Inc.	11,000	94,270
Allstate Corporation	2,600	103,948
Ameriprise Financial, Inc.	2,000	116,740
Amgen, Inc.	1,400	121,163
Anadarko Petroleum Corporation	1,550	106,656
Apache Corporation	1,250	103,438
Applied Materials, Inc.	8,800	93,280
Baker Hughes, Inc.	2,100	88,137
Berkshire Hathaway, Inc. Class B*	1,200	103,620
Boeing Company	2,000	140,880
Capital One Financial Corp.	1,800	108,306
Chubb Corporation	1,400	107,772
Cisco Systems, Inc.	7,500	128,550
ConocoPhillips	2,000	115,700
CSX Corporation	4,400	90,068
CVS Caremark Corporation	2,200	102,080
Devon Energy Corporation	1,800	104,778
Dollar Tree, Inc.*	2,400	95,688
Dr. Pepper Snapple Group, Inc.	3,300	141,405
Energy Transfer Partners, L.P.	1,036	44,341
FirstEnergy Corp.	2,000	91,440
Goldman Sachs Group, Inc.	950	116,271
Hershey Company	1,400	96,390
Home Depot, Inc.	1,800	110,484
International Business Machines, Inc.	500	97,265
Intuit, Inc.	1,600	95,072
International Paper Company	3,400	121,822
Johnson & Johnson	1,500	106,230
Las Vegas Sands Corp.	2,600	120,744
Life Technologies Corporation*	2,100	102,711
Lorillard, Inc.	800	92,808
Marathon Oil Corporation	3,500	105,210
MasterCard, Inc.	250	115,233
MetLife, Inc.	3,300	117,117
National Oilwell Varco, Inc.	1,500	110,550
Noble Energy, Inc.	1,100	104,511
Nordstrom, Inc.	2,000	113,540
Occedental Petroleum Corporation	1,200	94,752
PepsiCo, Inc.	1,400	96,936
Phillips 66	2,550	120,258
Precision Castparts Corp.	700	121,149
Prudential Financial, Inc.	1,800	102,690
Scripps Networks Interactive, Inc.	1,700	103,224
Sigma-Aldrich Corporation	1,000	70,140
Spectra Energy Corp.	5,900	170,330
State Street Corporation	2,300	102,511
Thermo Fisher Scientific, Inc.	1,900	116,014
Travelers Companies, Inc.	1,600	113,504
United Technologies Corporation	1,200	93,792

Visa, Inc.	800	111,008
Wal-Mart Stores, Inc.	1,400	105,028
Walt Disney Company	2,000	98,140
Wells Fargo & Company	3,100	104,439
Wynn Resorts Limited	950	115,007

		5,963,700

U.S. Micro Cap Stocks - 5.4%
Diamond Hill Investment Group, Inc.	2,300	177,054
8 x 8, Inc.*	20,800	136,240
Graham Corporation	5,000	89,850
KMG Chemicals, Inc.	5,500	93,940
Measurement Specialties, Inc.*	3,500	114,135
Pep Boys - Manny, Moe & Jack*	10,600	105,894
Rubicon Technology, Inc.*	20,200	175,538
Teche Holding Company	4,000	160,320
TNS, Inc.*	7,000	100,240

		1,153,211

U.S. Mid Cap Stocks - 24.0%
Albemarle Corporation	1,600	88,176
American Capital, Ltd.*	11,000	129,690
A. O. Smith Corp.	1,900	115,463
Babcock & Wilcox Company*	6,000	154,620
Ball Corp.	3,000	128,490
Brinker International, Inc.	3,000	92,400
Brown & Brown, Inc.	6,000	153,300
Carlyle Group LP	4,200	109,158
Coca-Cola Enterprises, Inc.	3,600	113,184
Crown Holdings, Inc.*	2,900	110,925
D.R. Horton, Inc.	5,600	117,376
Eaton Vance Corp.	3,900	109,746
Federated Investors, Inc.	4,900	113,876
Fidelity National Financial, Inc.	4,000	85,640
Flowserve Corporation	800	108,392
Graco, Inc.	2,500	120,150
Hartford Financial Services Group, Inc.	5,900	128,089
Hasbro, Inc.	2,800	100,772
Helmerich & Payne, Inc.	2,100	100,380
Ingredion, Inc.	3,300	202,818
Kennametal, Inc.	4,000	141,680
Kirby Corporation*	2,000	114,960
Lam Research Corporation*	5,000	177,000
Lender Processing Services, Inc.	4,200	101,262
Lincoln National Corporation	4,700	116,513
Medicis Pharmaceutical Corp.	3,000	130,230
Ocwen Financial Corporation*	4,700	181,279
Owens Corning, Inc.*	3,400	114,206
Pall Corporation	1,800	113,328
Principal Financial Group, Inc.	4,000	110,160
ProAssurance Corp.	700	62,580
PVH Corp.	1,200	131,988
Ralcorp Holdings, Inc.*	2,000	144,380
Reinsurance Group of America, Inc.	2,700	142,884
Silgan Holdings, Inc.	2,500	108,275
Stericycle, Inc.*	1,500	142,140
Total System Services, Inc.	3,500	78,715
TRW Automotive Holdings Corp.*	2,400	111,624
URS Corporation	3,500	117,180
Valmont Industries, Inc.	850	114,835
Vulcan Materials Company	2,800	128,716
WABCO Holdings, Inc.*	2,600	152,282

		5,118,862

U.S. Small Cap Stocks - 13.3%
Alere, Inc.*	5,300	101,760
Astec Industries, Inc.*	3,250	93,600
Blount International, Inc.*	8,000	105,840
Columbia Sportswear Company	1,900	107,160
Community Bank System, Inc.	3,800	104,842
Electronics for Imaging, Inc.*	6,300	109,368

EMC Corporation*	3,800	92,796
Fair Isacc Corporation	3,000	139,800
G-III Apparel Group Ltd.*	4,100	151,536
Hill-Rom Holdings, Inc.	3,200	89,888
Jos. A. Bank Clothiers, Inc.*	2,500	116,975
Kaman Corporation	3,800	141,360
Kraton Performance Polymers, Inc.*	3,800	82,916
Middleby Corporation*	1,050	131,198
PolyOne Corporation	7,500	141,975
Post Holdings, Inc.*	4,500	141,975
Primerica, Inc.	3,900	110,214
Rosetta Resources, Inc.*	3,000	138,120
Spectrum Brands Holdings, Inc.*	2,500	113,725
Standex International Corporation	2,400	110,976
ValueClick, Inc.*	8,000	133,360
Wendy’s Company	25,000	106,750
Walter Energy, Inc.	2,800	97,888
Veeco Instruments, Inc.*	5,200	159,640

		2,823,662

TOTAL INVESTMENTS - 98.2% (cost $18,653,088)		20,908,039
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		382,881

Net Assets - 100.0%		$21,290,920

Cost for federal income tax purposes $18,653,088.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,716,928
Excess of tax cost over value	461,977

Net Appreciation	$2,254,951

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2012

(Unaudited)

	Shares	Value
Growth Funds - 33.2%
API Efficient Frontier Growth Fund*	1,005,747	$10,176,952

Income Funds - 33.5%
API Efficient Frontier Capital Income Fund	268,007	10,293,379

Value Funds - 33.1%
API Efficient Frontier Value Fund*	798,819	10,150,098

TOTAL INVESTMENTS - 99.8% (cost $22,194,943)		30,620,429
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		54,684

Net Assets - 100.0%		$30,675,113

Cost for federal income tax purposes $22,546,121.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$8,085,688
Excess of tax cost over value	11,380

Net Appreciation	$8,074,308

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2012, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$22,357,864	$—	$—	$22,357,864
Exchange Traded Funds	1,358,367	—	—	1,358,367
Limited Partnerships	108,850	—	—	108,850
Real Estate Investment Trusts	936,446	—	—	936,446

Total	$24,761,527	$—	$—	$24,761,527

Growth Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$33,300,844	$—	$—	$33,300,844
Exchange Traded Funds	3,022,008	—	—	3,022,008

Total	$36,322,852	$—	$—	$36,322,852

Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$11,611,781	$—	$—	$11,611,781
Common Stocks	93,715,214	—	—	93,715,214
Corporate Bonds	—	597,000	—	597,000
Exchange Traded Funds	143,820,584	—	—	143,820,584
Limited Partnerships	2,616,170	—	—	2,616,170
Municipal Bonds	—	204,640	—	204,640
Preferred Stocks	15,318,950	—	—	15,318,950
Real Estate Investment Trusts	90,476,632	—	—	90,476,632
Structured Notes	—	7,246,030	—	7,246,030

Total	$357,559,331	$8,047,670	$—	$365,607,001

Core Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$1,962,700	$—	$—	$1,962,700
Corporate Bonds	—	1,084,349	—	1,084,349
Exchange Traded Funds	17,038,203	—	—	17,038,203
Structured Notes	—	397,600	—	397,600

Total	$19,000,903	$1,481,949	$—	$20,482,852

Value Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$19,234,254	$—	$—	$19,234,254
Exchange Traded Funds	1,673,785	—	—	1,673,785

Total	$20,908,039	$—	$—	$20,908,039

Master Allocation Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$30,620,429	$—	$—	$30,620,429

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: December 20, 2012

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: December 20, 2012